Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series B Convertible Preferred Stock [Member] The February 2021, June 2021, and May 2022 Warrants [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member] Sales Agreement [Member]	Common Stock [Member] The February 2021, June 2021, and May 2022 Warrants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Sales Agreement [Member]	Additional Paid-in Capital [Member] The February 2021, June 2021, and May 2022 Warrants [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Sales Agreement [Member]	Retained Earnings [Member] The February 2021, June 2021, and May 2022 Warrants [Member]	Retained Earnings [Member]	Sales Agreement [Member]	The February 2021, June 2021, and May 2022 Warrants [Member]	Total
Balance (in shares) at Dec. 31, 2022			79,246	0			3,938,160
Balance at Dec. 31, 2022			$ 792	$ 0			$ 39,382			$ 175,503,634			$ (153,777,916)			$ 21,765,892
Vesting expense, net of forfeitures			0	0			0			2,038			0			2,038
Net loss			$ 0	$ 0			$ 0			0			(13,983,967)			(13,983,967)
Balance (in shares) at Dec. 31, 2023		79,246	79,246	0			4,062,853
Balance at Dec. 31, 2023		$ 792	$ 792	$ 0			$ 40,629			175,992,242			(167,761,883)			8,271,780
Shares issued to non-employees (in shares)			0	0			98,193
Shares issued to non-employees			$ 0	$ 0			$ 982			488,344			0			489,326
Series F Preferred Stock dividend (in shares)			0	79,404			0
Series F Preferred Stock dividend			$ 0	$ 794			$ 0						0			0
Series F Preferred Stock dividend										(794)
Reverse stock split round up to whole shares (in shares)			0	0			25,343
Reverse stock split round up to whole shares				$ 0			$ 253			(253)			0			0
Series F Preferred redemption (in shares)			0	(79,404)			0
Series F Preferred redemption			$ 0	$ (794)			$ 0			794			0			0
Share issuance to CFO for vesting of RSUs, net of repurchase to cover withholding tax (in shares)			0	0			1,157
Share issuance to CFO for vesting of RSUs, net of repurchase to cover withholding tax			$ 0	$ 0			$ 12			(1,521)			0			(1,509)
Issuance of shares and warrants (in shares)							38,923
Issuance of shares and warrants							$ 389			98,864			0			99,253
Vesting expense, net of forfeitures										1,143						1,143
Issuance of shares pursuant to At-The-Market financing, net of issuance costs (in shares)					1,607,100
Issuance of shares pursuant to At-The-Market financing, net of issuance costs					$ 16,071			$ 3,105,931			$ 0			$ 3,122,002
Issuance of shares pursuant to Warrant Inducement Transaction, net of issuance costs (in shares)	0					958,117
Issuance of shares pursuant to Warrant Inducement Transaction, net of issuance costs	$ 0					$ 9,581			$ 958,019			$ 0			$ 967,600
Net loss		$ 0					$ 0			0			(12,664,388)			(12,664,388)
Balance (in shares) at Dec. 31, 2024		79,246					6,666,993
Balance at Dec. 31, 2024		$ 792					$ 66,670			$ 180,156,199			$ (180,426,271)			$ (202,610)